Cover	Nov. 27, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 2, 2025, FiEE, Inc. (the “Company) filed a Current Report on Form 8-K (the “Initial Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”) to report that it had completed the acquisition of (i) all of the outstanding equity interests of Houren-Geiju Kabushikikaisha, a company organized under the laws of Japan (“Houren-Geiju”), pursuant to the Share Purchase Agreement, dated November 27, 2025, by and among the Company, Yang Zhiqin, and Lin Lin and (ii) all of the assets owned by Houren-Geiju, pursuant to a Technology Transfer Agreement, dated November 27, 2025, by and between the Company and Lin Lin (collectively, the Transactions”). The pro forma financial information included in this Amendment No. 1 to the Initial Form 8-K (this “Amendment No. 1”) has been filed with the SEC to amend and supplement the Initial Form 8-K, the purpose of which is to provide the financial statements and pro forma financial information required by Item 9.01, which are filed as exhibits hereto and are incorporated herein by reference. It does not purport to represent the actual results of operations that the Company and Houren-Geiju would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Transactions. Except as described above, this Amendment No. 1 does not otherwise amend, modify, or update the disclosures contained in the Initial Form 8-K.
Document Period End Date	Nov. 27, 2025
Entity File Number	001-37649
Entity Registrant Name	FiEE, Inc.
Entity Central Index Key	0001467761
Entity Tax Identification Number	04-2621506
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Flat A1, 29/F, Block A
Entity Address, Address Line Two	TML Tower
Entity Address, Address Line Three	3 Hoi Shing Road
Entity Address, City or Town	Tsuen Wan, N.T.
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	28166813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FIEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false